Other financial assets	9 Months Ended
Sep. 30, 2022
Other financial assets
Other financial assets

9.Other financial assets

	September 30,	December 31,
	2022	2021
	(Unaudited)
Assets measured at fair value
Investment portfolio – Foreign currency	1,422,282	1,172,718
Investments in equity securities (1)	1,034,997	606,624
Investment portfolio – Local currency	382,670	759,892
Hedging instruments (2)	235,807	17,449
Assets measured at fair value through other comprehensive income	2,627	2,789
	3,078,383	2,559,472
Assets measured at amortized cost (3)	121,035	375,262
	3,199,418	2,934,734
Current	2,234,862	1,627,150
Non–current	964,556	1,307,584
	3,199,418	2,934,734
(1)	Includes deposits in trust companies and restricted funds in Brazil, Peru, Chile, and Colombia.
(2)	Corresponds to swap contracts and a put option to hedge commodity price risk and forwards to hedge exchange rate risk.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

Fair value

The following is the classification of other financial assets recognized at fair value, corresponding to the investment portfolio:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Level 1	1,446,757	834,057
Level 2	1,631,626	1,725,415
	3,078,383	2,559,472

There were no transfers between hierarchy levels during the periods.